Revenues	12 Months Ended
Mar. 31, 2016
Revenues
Revenues

16Revenues

The Group’s revenues are primarily derived from the provision of umbilical cord blood processing and storage services.

Since the Group operates and manages its business solely in the PRC and services are predominately provided to customers located in the PRC, no geographical segment information is provided.

The Group’s revenues by category are as follows:

	Year ended March 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$

Cord blood processing fees	403,058	428,261	415,000	64,361
Cord blood storage fees	166,649	203,847	243,523	37,767
Fees derived from the provision of donated cord blood for transplantation and research and others	3,150	3,014	4,476	694

Total revenues	572,857	635,122	662,999	102,822